Intangible assets - computer software (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about intangible assets [text block] [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016

Cost
Balance, beginning of year	$16,998	$16,179
Additions	1,203	407
Effects of movement in exchange rates	968	412
Balance, end of year	19,169	16,998

Accumulated amortization
Balance, beginning of year	10,384	7,320
Amortization for the year	2,541	2,882
Effects of movement in exchange rates	669	182
Balance, end of year	13,594	10,384

Net book value	$5,575	$6,614